Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 21,577,042	$ 21,100,382	$ 116,157,607